Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair
Value Measurements
Fair value measurements are market-based measurements, not entity-specific measurements. Therefore, fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. The Company follows a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable in active markets.
Assets recorded at fair value
The Company has investments in money market accounts which are included in cash and cash equivalents and investments, respectively, on the condensed consolidated balance sheets. Money market accounts are considered Level 1 measurements within the fair value hierarchy since money market account fair values are known and observable through daily published floating net asset values.
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, respectively (in thousands):

	Fair Value Measurements Using
September 30, 2025	Fair Value	Level 1	Level 2	Level 3
Cash equivalents
Money market	$15	$15	$—	$—

Investments
Treasury bills	$2,309	$—	$2,309	$—
Government bonds	1,003	1,003	—	—

Total Investments	$3,312	$1,003	$2,309	$—

	Fair Value Measurements Using
December 31, 2024	Fair Value	Level 1	Level 2	Level 3
Cash equivalents
Money market	$74	$74	$—	$—

Investments
Treasury bills	2,062	—	2,062	—
Government agency bonds	772	772	—	—
Money market	696	696	—	—

Total Investments	$3,530	$1,468	$2,062	$—

Liabilities recorded at fair value
Convertible Notes
As detailed in Note 13 below, the Company elected to account for convertible notes (consisting of funding notes and exchange notes) issued on February 13, 2025 at fair value as of the issuance date and immediately before their settlement date of March 4, 2025. The convertible notes are valued using the binomial lattice model with the following key level 3 inputs:

	At issuance	At settlement
Interest rate	4.18%-4.28%	3.99%
Remaining term (years)	1.0	0.94
Volatility	77.5%	119.2%
Fair value of common stock	$1.20	$0.30
The following table provides a roll forward of the fair value of the convertible notes during the nine months ended September 30, 2025 (in thousands):

	Funding Notes	Exchange Notes
Beginning balance as of January 1, 2025	$—	$—
Issuance	3,968	3,763
Change in fair value	(265)	(251)
Settlement	(3,703)	(3,512)

Ending balance as of September 30, 2025	$—	$—

War
ran
ts
As detailed in Note 13 below, the Company issued March 2025 Series A and March 2025 Series B common stock warrants in connection with the March 2025 Private Placement. The March 2025 Series A and March 2025 Series B common stock warrants are accounted for as liabilities at fair value at issuance date, and immediately prior to their extinguishment and modification, respectively, on June 17, 2025. The March 2025 Series A and March 2025 Series B common stock warrants were valued using the Monte Carlo simulation, with the following key level 3 inputs:

	At issuance	At modification and extinguishment
Interest rate	3.98%	3.91%
Remaining term (years)	6.1	4.9
Volatility	123.7%	135.6%
The March 2025 Series B Warrants were valued immediately prior to exercise, using the Monte Carlo simulation with the following inputs for the exercises that occurred before the modification on June 17, 2025:

At exercise
Interest rate	3.85% - 4.06%
Remaining term (years)	4.9 - 5.0
Volatility	133.9% - 135.8%
In addition, the February 2025 Warrants issued in connection with the Funding Notes were required to be classified as liabilities and recorded at fair value. The Company estimated the fair value of the February 2025 Warrants using the Black Scholes model at issuance as of February 13, 2025 and as of their redemption date of March 4, 2025, using the following level 3 inputs:

	At issuance	At settlement
Interest rate	4.30%	4.30%
Remaining term (years)	5.0	4.95
Volatility	98.5%	102.1%
Fair value of common stock	$1.20	$0.30
The following table provides a roll forward of the fair value of liability classified common stock warrants during the nine months ended September 30, 2025 (in thousands):

	February 2025 Warrants	March 2025 Series A Warrants	March 2025 Series B Warrants	Total
Beginning balance as of January 1, 2025	$—	$—	$—	$—
Issuance	2,762	2,005	11,243	16,010
Change in fair value	(2,231)	335	5,043	3,147
Settlement	(531)	—	(858)	(1,389)
Modification and extinguishment	—	(2,340)	(4,461)	(6,801)
Reclassified to equity	—	—	(10,967)	(10,967)

Ending balance as of September 30, 2025	$—	$—	$—	$—

3. Fair Value Measurements
Fair value measurements are market-based measurements, not entity-specific measurements. Therefore, fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. The Company follows a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•
Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable in active markets.
The Company has investments in money market accounts, which are included in cash and cash equivalents on the balance sheets. Fair value inputs for these investments are considered Level 1 measurements within the fair value hierarchy since money market account fair values are known and observable through daily published floating net asset values.

The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023, respectively (in thousands).

	Fair Value Measurements Using
December 31, 2024	Fair Value	Level 1	Level 2	Level 3
Cash equivalents
Money market	$74	$74	$—	$—

Total cash equivalents	$74	$74	$—	$—

Investments
Treasury bills	2,062	—	2,062	—
Government agency bonds	772	772	—	—
Money market	696	696	—	—

Total investments	$3,530	$1,468	$2,062	$—

	Fair Value Measurements Using
December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Money market	$5,449	$5,449	$—	$—
During the year ended December 31, 2024, the Company issued common stock warrants which were initially classified as liabilities under authoritative accounting standards, and reclassified in the equity section of the balance sheet upon modification in August 2024 (See Note 15, Stockholders’ Deficit—May 2024 Private Placement, for further details). These common stock warrants were valued using the Black Scholes model, with level 3 inputs such as expected volatility, risk-free interest rate, and expected term that are not observable in active markets.
The table below summarizes key inputs used in the valuation of the liability classified warrants as of the issuance date and as of the date of amendment:

	As of issuance date	As of date of amendment
Expected term	1.1 - 5.0 years	0.9 - 4.7 years
Common stock market price	$ 2.01 - $ 2.27	$ 1.45
Risk-free interest rate	4.5% - 5.1%	3.81% - 4.63%
Expected volatility	117.0% - 127.2%	92.2% - 99.79%
The table below provides a summary of the fair value of the Company’s warrant liability during year ended December 31, 2024 (in thousands). As of December 31, 2023, the fair value of liability classified warrants was immaterial, and the change in the fair value of liability classified warrants during the year ended December 31, 2023 was immaterial.

Twelve Months Ended December 31, 2024
Warrant liability
Beginning balance	$—
Issuance of warrants	10,854
Change in fair value of warrants	(5,654)
Reclassification to equity	(5,200)

Ending balance	$—

Nonfinancial Assets and Liabilities
The Company applies fair value techniques on a
non-recurring
basis, if and when necessary, associated with: (1) valuing potential impairment losses related to goodwill and intangible assets which are accounted for pursuant
to the authoritative guidance for intangibles—goodwill and other; and (2) valuing potential impairment losses related to long-lived assets which are accounted for pursuant to the authoritative guidance for property, plant and equipment. There was no
impairment related to long lived assets, intangible assets, or goodwill during the years ended December 31, 2024 or 2023.